Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Statement Of Financial Position [Abstract]
Accrued expenses and other payables of VIE without recourse to the Company | ¥			¥ 455,577
Payable for business acquisition of VIE without recourse to the Company | ¥	¥ 19,642,082
Common shares, Par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000		500,000,000
Common shares, Issued shares	64,044,572		48,177,742
Common shares, Outstanding shares	62,357,078		45,796,886
Treasury shares, number of common shares	585,358		585,358